Report Of The Directors Financial Review Risk Report - Wholesale lending: other corporate, commercial and financial (non-bank) loans and advances including loan commitments by level of collateral for key countries/territories (Details) - Wholesale - Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments - Loans and advances to customers and banks - USD ($)
$ in Millions
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 20,171	$ 20,407
ECL coverage	22.50%	26.10%
Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 7,715	$ 7,696
Collateral value	$ 1,212	$ 921
ECL coverage	3.50%	3.90%
Rated CRR/PD8 | Not collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4,209	$ 4,790
ECL coverage	3.50%	3.90%
Rated CRR/PD8 | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,208	$ 1,653
ECL coverage	3.80%	3.90%
Rated CRR/PD8 | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,298	$ 1,253
ECL coverage	2.90%	3.70%
Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 12,456	$ 12,711
Collateral value	$ 1,149	$ 1,203
ECL coverage	34.30%	39.50%
Rated CRR/PD9 to 10 | Not collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 8,342	$ 8,239
ECL coverage	38.20%	47.10%
Rated CRR/PD9 to 10 | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,971	$ 2,335
ECL coverage	14.60%	13.30%
Rated CRR/PD9 to 10 | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,143	$ 2,137
ECL coverage	37.10%	38.70%
– UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 6,216	$ 6,521
ECL coverage	13.10%	13.50%
– UK | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,398	$ 1,984
Collateral value	$ 4	$ 40
ECL coverage	2.00%	3.90%
– UK | Rated CRR/PD8 | Not collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,071	$ 1,587
ECL coverage	1.60%	3.10%
– UK | Rated CRR/PD8 | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 303	$ 259
ECL coverage	3.30%	6.60%
– UK | Rated CRR/PD8 | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 24	$ 138
ECL coverage	4.20%	8.00%
– UK | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4,818	$ 4,537
Collateral value	$ 158	$ 186
ECL coverage	16.30%	17.70%
– UK | Rated CRR/PD9 to 10 | Not collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3,810	$ 3,007
ECL coverage	17.70%	21.50%
– UK | Rated CRR/PD9 to 10 | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 699	$ 1,212
ECL coverage	4.60%	3.40%
– UK | Rated CRR/PD9 to 10 | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 309	$ 318
ECL coverage	25.60%	35.50%
– Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,661	$ 1,771
ECL coverage	32.20%	43.80%
– Hong Kong | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 242	$ 122
Collateral value	$ 5	$ 6
ECL coverage	19.00%	20.50%
– Hong Kong | Rated CRR/PD8 | Not collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 62	$ 79
ECL coverage	38.70%	30.40%
– Hong Kong | Rated CRR/PD8 | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 171	$ 32
ECL coverage	12.30%	0.00%
– Hong Kong | Rated CRR/PD8 | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 9	$ 11
ECL coverage	11.10%	0.00%
– Hong Kong | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,419	$ 1,649
Collateral value	$ 410	$ 358
ECL coverage	33.60%	45.60%
– Hong Kong | Rated CRR/PD9 to 10 | Not collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 939	$ 736
ECL coverage	56.00%	74.30%
– Hong Kong | Rated CRR/PD9 to 10 | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 688	$ 297
ECL coverage	6.70%	9.10%
– Hong Kong | Rated CRR/PD9 to 10 | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 792	$ 616
ECL coverage	30.30%	28.90%
– less than 50% | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,104	$ 803
ECL coverage	4.30%	3.50%
– less than 50% | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 677	$ 604
ECL coverage	18.80%	20.90%
– less than 50% | – UK | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 184	$ 113
ECL coverage	0.50%	6.20%
– less than 50% | – UK | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 175	$ 249
ECL coverage	3.40%	4.80%
– less than 50% | – Hong Kong | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 84	$ 2
ECL coverage	14.30%	0.00%
– less than 50% | – Hong Kong | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 175	$ 75
ECL coverage	1.70%	0.00%
– 51% to 75% | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 933	$ 583
ECL coverage	3.50%	3.80%
– 51% to 75% | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 504	$ 1,166
ECL coverage	11.30%	6.70%
– 51% to 75% | – UK | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 95	$ 110
ECL coverage	5.30%	8.20%
– 51% to 75% | – UK | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 336	$ 786
ECL coverage	6.50%	1.40%
– 51% to 75% | – Hong Kong | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 84	$ 1
ECL coverage	10.70%	0.00%
– 51% to 75% | – Hong Kong | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 116	$ 168
ECL coverage	7.80%	14.90%
– 76% to 90% | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 44	$ 116
ECL coverage	6.80%	5.20%
– 76% to 90% | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 425	$ 295
ECL coverage	9.60%	11.50%
– 76% to 90% | – UK | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 22	$ 23
ECL coverage	13.60%	4.30%
– 76% to 90% | – UK | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 102	$ 115
ECL coverage	1.00%	9.60%
– 76% to 90% | – Hong Kong | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 29
ECL coverage	0.00%	0.00%
– 76% to 90% | – Hong Kong | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 290	$ 26
ECL coverage	7.90%	0.00%
– 91% to 100% | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 127	$ 151
ECL coverage	0.80%	5.30%
– 91% to 100% | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 365	$ 270
ECL coverage	17.50%	27.40%
– 91% to 100% | – UK | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2	$ 13
ECL coverage	10.00%	0.00%
– 91% to 100% | – UK | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 86	$ 62
ECL coverage	3.50%	9.70%
– 91% to 100% | – Hong Kong | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3	$ 0
ECL coverage	6.70%	0.00%
– 91% to 100% | – Hong Kong | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 107	$ 28
ECL coverage	10.30%	3.60%